Assets and Liabilities Included in Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Accounts payable	$ 0	$ 56
Accrued expenses and other current liabilities	798	1,138
Total liabilities of discontinued operations	$ 798	$ 1,194